Cover		3 Months Ended
	Jun. 22, 2022	Mar. 31, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 22, 2022
Entity Registrant Name	BANCPLUS CORPORATION
Entity Incorporation, State or Country Code	MS
Entity File Number	333-236022
Entity Central Index Key	0001118004
Amendment Flag	false
Current Fiscal Year End Date		--12-31
Entity Tax Identification Number	64-0655312
Entity Address, Address Line One	1068 Highland Colony Parkway
Entity Address, City or Town	Ridgeland
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39157
City Area Code	601
Local Phone Number	898-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false